COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES.
Schedule of total future payments under these purchase agreements

Year ending December 31,	RMB
2026	1,926,883
2027	831,372
2028	207,843
Total	2,966,098